Business Combination (Details) - Schedule of pro forma information - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Business Combination (Details) - Schedule of pro forma information [Line Items]
Pro forma revenue from continuing operations	¥ 1,406,147	¥ 1,514,453	¥ 1,484,485
Pro forma operating income from continuing operations	390,843	127,726	270,151
Pro forma net income/(loss) attributable to the Group	¥ (53,253)	163,949	¥ 316,898
Pro Forma [Member]
Business Combination (Details) - Schedule of pro forma information [Line Items]
Pro forma revenue from continuing operations		1,476,347
Pro forma operating income from continuing operations		417,138
Pro forma net income/(loss) attributable to the Group		¥ 164,420